Income Taxes (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State	2,400	800
Foreign
Total Current	2,400	800
Deferred:
Federal
State
Foreign	795,378	(187,055)
Total Deferred	795,378	(187,055)
Total provision for income taxes	$ 797,778	$ (186,255)